Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting
Segment Reporting

Note 9.Segment Reporting

The Partnership engages in the distribution of refined petroleum products, renewable fuels, crude oil, natural gas and propane.  The Partnership also engages in the purchasing, selling and logistics of transporting domestic and Canadian crude oil and other products.  The Partnership’s operating segments are based upon the revenue sources for which discrete financial information is reviewed by the chief operating decision maker (the “CODM”) and include Wholesale, Gasoline Distribution and Station Operations (“GDSO”) and Commercial.  Each of these operating segments generates revenues and incurs expenses and is evaluated for operating performance on a regular basis.

These operating segments are also the Partnership’s reporting segments based on the way the CODM manages the business and on the similarity of customers and expected long-term financial performance of each segment.  For the three and nine months ended September 30, 2014 and 2013, the Commercial operating segment did not meet the quantitative metrics for disclosure as a reportable segment on a stand-alone basis as defined in accounting guidance related to segment reporting.  However, the Partnership has elected to present segment disclosures for the Commercial operating segment as management believes such disclosures are meaningful to the user of the Partnership’s financial information.  The accounting policies of the segments are the same as those described in Note 2, “Summary of Significant Accounting Policies,” in the Partnership’s Annual Report on Form 10-K for the year ended December 31, 2013.

In the Wholesale reporting segment, the Partnership sells unbranded gasoline (including gasoline blendstocks such as ethanol and naphtha) and diesel to unbranded gasoline customers and other resellers of transportation fuels.  The Partnership sells home heating oil, diesel, kerosene, residual oil and propane to home heating oil and propane retailers and wholesale distributors.  The Partnership also sells and transports crude oil to refiners.  Generally, customers use their own vehicles or contract carriers to take delivery of the gasoline and distillate products at bulk terminals and inland storage facilities that the Partnership owns or controls or with which it has throughput or exchange arrangements.  Crude oil is aggregated by truck or pipeline in the mid-continent, transported on land by train and shipped to refineries on the East Coast and West Coast in barges.  Additionally, ethanol is shipped primarily by rail and by barge.  The results of Basin Transload and Cascade Kelly, both acquired in February 2013 (see Note 2), are included in the Wholesale segment.

In the GDSO reporting segment, the Partnership sells branded and unbranded gasoline to gasoline stations and other sub-jobbers.  This segment also includes gasoline, convenience store, car wash and other ancillary sales at the Partnership’s directly operated stores, as well as rental income from dealer leased or commission agent leased gasoline stations.

The Commercial segment includes sales and deliveries to end user customers in the public sector and to large commercial and industrial end users of unbranded gasoline, home heating oil, diesel, kerosene, residual oil, renewable fuels and natural gas.  In the case of commercial and industrial end user customers, the Partnership sells products primarily either through a competitive bidding process or through contracts of various terms.  The Commercial segment also includes sales of custom blended fuels delivered by barges or from a terminal dock to ships through bunkering activity.

Commercial segment end user customers include federal and state agencies, municipalities, large industrial companies, many autonomous authorities such as transportation authorities and water resource authorities, colleges and universities and a group of small utilities.  In the Commercial segment, the Partnership generally arranges the delivery of the product to the customer’s designated location.  The Partnership typically hires third-party common carriers to deliver the product.

The Partnership evaluates segment performance based on product margins before allocations of corporate and indirect operating costs, depreciation, amortization (including non-cash charges) and interest.  Based on the way the CODM manages the business, it is not reasonably possible for the Partnership to allocate the components of operating costs and expenses among the reportable segments.  There were no intersegment sales for any of the years presented below.

Summarized financial information for the Partnership’s reportable segments is presented in the table below (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Wholesale Segment (1):
Sales
Gasoline and gasoline blendstocks	$1,692,757	$1,981,536	$5,841,042	$6,142,691
Crude oil (2)	621,392	768,150	1,855,661	2,805,504
Other oils and related products (3)	600,890	558,224	2,601,941	2,546,711
Total	$2,915,039	$3,307,910	$10,298,644	$11,494,906
Product margin
Gasoline and gasoline blendstocks	$25,370	$21,854	$70,959	$4,786
Crude oil (2)	44,670	24,621	98,256	70,503
Other oils and related products (3)	14,821	17,592	57,964	45,263
Total (4)	$84,861	$64,067	$227,179	$120,552
Gasoline Distribution and Station Operations Segment:
Sales
Gasoline	$877,021	$870,689	$2,538,127	$2,449,400
Station operations (5)	47,757	40,970	124,921	109,891
Total	$924,778	$911,659	$2,663,048	$2,559,291
Product margin
Gasoline	$54,306	$43,443	$126,629	$110,533
Station operations (5)	25,905	21,287	68,609	59,062
Total	$80,211	$64,730	$195,238	$169,595
Commercial Segment:
Sales	$210,641	$213,857	$775,314	$740,175
Product margin	$5,234	$4,745	$23,295	$21,340
Combined sales and Product margin:
Sales	$4,050,458	$4,433,426	$13,737,006	$14,794,372
Product margin (4)(6)	$170,306	$133,542	$445,712	$311,487
Depreciation allocated to cost of sales	(14,871)	(15,449)	(44,628)	(40,525)
Combined gross profit (1)	$155,435	$118,093	$401,084	$270,962

(1)	Segment reporting results for the prior period have been reclassified to conform to the Partnership’s current presentation.
(2)

Crude oil consists of the Partnership’s crude oil sales and revenue from its logistics activities and includes the February 2013 acquisitions of Basin Transload and Cascade Kelly.  As the Basin Transload and Cascade Kelly assets were not in place for a portion of the nine months ended September 30, 2013, the above results are not directly comparable for periods prior to February 2013.

(3)	Other oils and related products primarily consist of distillates, residual oil and propane.
(4)

For the nine months ended September 30, 2014 and 2013, amounts include a $6.2 million decrease and a $6.6 million increase, respectively, in the mark to market loss related to RIN forward commitments and a $12.4 million decrease and a $22.6 million increase, respectively, in the mark to market value of the renewable volume obligation (“RVO”) deficiency.

(5)	Station operations primarily consist of convenience store sales at the Partnership’s directly operated stores and rental income from dealer leased or commission agent leased gasoline stations.
(6)

Product margin is a non-GAAP financial measure used by management and external users of the Partnership’s consolidated financial statements to assess the Partnership’s business.  The table above includes a reconciliation of product margin on a combined basis to gross profit, a directly comparable GAAP measure.

A reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Combined gross profit (1)	$155,435	$118,093	$401,084	$270,962
Operating costs and expenses not allocated to operating segments:
Selling, general and administrative expenses	41,408	27,889	110,379	79,232
Operating expenses	53,315	46,713	152,296	137,420
Amortization expense	4,522	4,773	13,574	13,321
Total operating costs and expenses	99,245	79,375	276,249	229,973
Operating income (1)	56,190	38,718	124,835	40,989
Interest expense	(12,324)	(10,855)	(35,677)	(32,113)
Income tax expense	(244)	(2,727)	(660)	(852)
Net income (1)	43,622	25,136	88,498	8,024
Net (income) loss attributable to noncontrolling interest	(1,114)	679	(1,699)	549
Net income attributable to Global Partners LP (1)	$42,508	$25,815	$86,799	$8,573

(1)

For the nine months ended September 30, 2014 and 2013, amounts include a $6.2 million decrease and a $6.6 million increase, respectively, in the mark to market loss related to RIN forward commitments and a $12.4 million decrease and a $22.6 million increase, respectively, in the mark to market value of the RVO deficiency.

The Partnership’s foreign assets and foreign sales were immaterial as of and for the three and nine months ended September 30, 2014 and 2013.

Segment Assets

In February 2013, the Partnership acquired transloading facilities and other assets from Basin Transload and Cascade Kelly which have been allocated to the Wholesale segment.  The Partnership acquired retail gasoline stations from Alliance in March 2012 and ExxonMobil in September 2010 which have been allocated to the GDSO segment.

Due to the commingled nature and uses of the remainder of the Partnership’s assets, it is not reasonably possible for the Partnership to allocate these assets among its reportable segments.

The table below presents total assets by reportable segment at September 30, 2014 and December 31, 2013 (in thousands):

	Wholesale	Commercial	GDSO	Unallocated (1)	Total
September 30, 2014	$1,091,887	$—	$651,553	$434,254	$2,177,694
December 31, 3013	$1,214,591	$—	$648,629	$564,702	$2,427,922

(1)	Includes 40% owned by the noncontrolling interest at Basin Transload.

Note 17. Segment Reporting

        The Partnership engages in the distribution of refined petroleum products, renewable fuels, crude oil, natural gas and propane. The Partnership also engages in the purchasing, selling and logistics of transporting domestic and Canadian crude oil and other products. The Partnership's operating segments are based upon the revenue sources for which discrete financial information is reviewed by the chief operating decision maker (the "CODM") and include Wholesale, Gasoline Distribution and Station Operations and Commercial. Each of these operating segments generates revenues and incurs expenses and is evaluated for operating performance on a regular basis.

        These operating segments are also the Partnership's reporting segments based on the way the CODM manages the business and on the similarity of customers and expected long-term financial performance of each segment. For the years ended December 31, 2013, 2012 and 2011, the Commercial operating segment did not meet the quantitative metrics for disclosure as a reportable segment on a stand-alone basis as defined in accounting guidance related to segment reporting. However, the Partnership has elected to present segment disclosures for the Commercial operating segment as management believes such disclosures are meaningful to the user of the Partnership's financial information. The accounting policies of the segments are the same as those described in Note 2, "Summary of Significant Accounting Policies.".

        In the Wholesale reporting segment, the Partnership sells unbranded gasoline (including gasoline blendstocks such as ethanol and naphtha) and diesel to unbranded gasoline customers and other resellers of transportation fuels. The Partnership sells home heating oil, diesel, kerosene, residual oil and propane to home heating oil retailers and wholesale distributors. The Partnership also sells and transports crude oil to refiners. Generally, customers use their own vehicles or contract carriers to take delivery of the gasoline and distillate products at bulk terminals and inland storage facilities that the Partnership owns or controls or with which it has throughput or exchange arrangements. Crude oil is aggregated by truck or pipeline in the mid-continent, transported on land by train and shipped to refineries on the East Coast and West Coast in barges. Additionally, ethanol is shipped primarily by rail and by barge. The results of Basin Transload and Cascade Kelly, both acquired in February 2013 (see Note 3), are included in the Wholesale segment.

        In the Gasoline Distribution and Station Operations reporting segment, the Partnership sells branded and unbranded gasoline to gasoline stations and other sub-jobbers. This segment also includes gasoline, convenience store, car wash and other ancillary sales at the Partnership's directly operated stores, as well as rental income from dealer leased or commission agent leased gasoline stations.

        The Commercial segment includes sales and deliveries to end user customers in the public sector and to large commercial and industrial end users of unbranded gasoline, home heating oil, diesel, kerosene, residual oil, renewable fuels and natural gas. In the case of commercial and industrial end user customers, the Partnership sells products primarily either through a competitive bidding process or through contracts of various terms. The Commercial segment also includes sales of custom blended fuels delivered by barges or from a terminal dock to ships through bunkering activity.

        Commercial segment end user customers include federal and state agencies, municipalities, large industrial companies, many autonomous authorities such as transportation authorities and water resource authorities, colleges and universities and a group of small utilities. In the Commercial segment, the Partnership generally arranges the delivery of the product to the customer's designated location. The Partnership typically hires third-party common carriers to deliver the product.

        The Partnership evaluates segment performance based on product margins before allocations of corporate and indirect operating costs, depreciation, amortization (including non-cash charges) and interest. Based on the way the CODM manages the business, it is not reasonably possible for the Partnership to allocate the components of operating costs and expenses among the reportable segments. There were no intersegment sales for any of the periods presented below.

        Summarized financial information for the Partnership's reportable segments for the years ended December 31 is presented in the table below (in thousands):

	Year Ended December 31,
	2013	2012	2011
Wholesale Segment (1):
Sales
Gasoline and gasoline blendstocks	$8,085,225	$8,827,621	$8,660,412
Crude oil (2)	3,561,428	1,205,588	40,873
Other oils and related products (3)	3,559,001	3,727,701	3,895,632

Total	$15,205,654	$13,760,910	$12,596,917
Product margin
Gasoline and gasoline blendstocks	$43,147	$54,639	$56,224
Crude oil (2)	92,807	35,538	12,301
Other oils and related products (3)	66,916	55,252	55,308

Total	$202,870	$145,429	$123,833
Gasoline Distribution and Station Operations Segment (4):
Sales
Gasoline	$3,231,925	$3,024,775	$1,404,988
Station operations (5)	146,503	124,131	58,786

Total	$3,378,428	$3,148,906	$1,463,774
Product margin
Gasoline	$150,147	$139,706	$56,690
Station operations (5)	80,106	66,384	31,491

Total	$230,253	$206,090	$88,181
Commercial Segment:
Sales	$1,005,526	$716,181	$775,038
Product margin	$28,359	$18,652	$21,975
Combined sales and product margin:
Sales	$19,589,608	$17,625,997	$14,835,729
Product margin (6)	$461,482	$370,171	$233,989
Depreciation allocated to cost of sales	(55,653)	(36,683)	(24,391)

Combined gross profit	$405,829	$333,488	$209,598

(1)
Segment reporting results for the prior periods have been reclassified to conform to the Partnership's current presentation.

(2)
Crude oil consists of the Partnership's crude oil sales and revenue from its logistics activities and includes the February 2013 acquisitions of Basin Transload and Cascade Kelly (see Note 3). As the Basin Transload and Cascade Kelly assets were not in place for a portion of the year ended December 31, 2013 or for any portion of the years ended December 31, 2012 and 2011, the above results are not directly comparable for periods prior to February 2013.

(3)
Other oils and related products primarily consist of distillates, residual oil and propane.

(4)
On March 1, 2012, the Partnership completed its acquisition of Alliance. As these assets were not in place for a portion of the year ended December 31, 2012 or for any portion of the year ended December 31, 2011, the above results are not directly comparable for periods prior to March 1, 2012.

(5)
Station operations primarily consist of convenience store sales at the Partnership's directly operated stores and rental income from dealer leased or commission agent leased gasoline stations.

(6)
Product margin is a non-GAAP financial measure used by management and external users of the Partnership's consolidated financial statements to assess the Partnership's business. The table above includes a reconciliation of product margin on a combined basis to gross profit, a directly comparable GAAP measure.

        In the Wholesale segment, the Partnership had two significant customers, ExxonMobil and Phillips 66 whose revenues were approximately $2.9 billion (15%) and $2.4 billion (12%), respectively, of the Partnership's total revenues for the year ended December 31, 2013. The Partnership had one customer, ExxonMobil, whose revenues were approximately $2.8 billion (16%) and $2.8 billion (19%) of the Partnership's total revenues for the years ended December 31, 2012 and 2011, respectively.

        A reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Combined gross profit	$405,829	$333,488	$209,598
Operating costs and expenses not allocated to operating segments:
Selling, general and administrative expenses	115,491	95,710	73,882
Operating expenses	185,713	140,413	73,534
Restructuring charges	—	—	2,030
Amortization expense	19,216	7,024	4,800

Total operating costs and expenses	320,420	243,147	154,246

Operating income	85,409	90,341	55,352
Interest expense	(43,537)	(42,021)	(35,932)
Income tax expense	(819)	(1,577)	(68)

Net income	41,053	46,743	19,352
Net loss attributable to noncontrolling interest	1,562	—	—

Net income attributable to Global Partners LP	$42,615	$46,743	$19,352

        In 2013, the Partnership's foreign sales were immaterial. There were no foreign sales for the years ended December 31, 2012 and 2011. The Partnership has no foreign assets.

  Segment Assets

        In connection with its acquisitions of Cascade Kelly and a 60% membership interest in Basin Transload in February 2013, the Partnership acquired assets, including goodwill, of approximately $240.5 million, of which approximately $90.0 million of property and equipment has primarily been allocated to the Wholesale segment as of the respective acquisition dates. As of December 31, 2013, the total property and equipment related to these assets had a net book value of approximately $83.2 million.

        The Partnership acquired retail gasoline stations from Alliance in March 2012 and ExxonMobil in September 2010 which have been allocated to the Gasoline Distribution and Station Operations segment. As of December 31, 2013, total property and equipment allocated to this segment had a net book value of approximately $500.0 million.

        Due to the commingled nature and uses of the remainder of the Partnership's assets, it is not reasonably possible for the Partnership to allocate these assets among its reportable segments.